Share-based compensation - Summary of Phantom RSU Award Activity (Details) - Phantom RSU award - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Phantom RSU award plan
Units
Units, beginning balance (in shares)	2,711,755	2,040,488	1,690,484
Forfeitures (in shares)	(180,272)	(128,919)	(329,027)
Units, ending balance (in shares)	3,200,187	2,711,755	2,040,488	1,690,484
Nonvested
Number of unites outstanding (in shares)	3,200,187
Current share price (in dollars per share)	$ 12.69
Total fair value of the plan	$ 40,610
Weighted-average accumulated percentage of service	65.73%
Accrued liability	$ 26,693
Compensation expense not yet recognized	$ 13,917
Weighted-average period for recognition	1 year 9 months 7 days
2019
Units
Vesting and partial vesting (in shares)	(59,616)	(63,257)	(173,916)
Settlement
Partial vesting grant in value	$ 512	$ 431	$ 1,104
2019 | Second anniversary of grant date
Units
Grant (in shares)					186,081
2019 | Third anniversary of grant date
Units
Grant (in shares)					93,040
2019 | Fourth anniversary of grant date
Units
Grant (in shares)					93,040
2019 | Fifth anniversary of grant date
Units
Grant (in shares)					1,300,496
2020
Units
Vesting and partial vesting (in shares)			(65,440)
Settlement
Vesting grant in value			$ 416
2020 | First anniversary of grant date
Units
Grant (in shares)				65,440
2021
Units
Grant (in shares)			918,387
Vesting and partial vesting (in shares)		(44,093)
Settlement
Vesting grant in value		$ 320
2021 | First anniversary of grant date
Units
Grant (in shares)			44,093
2021 | Third anniversary of grant date
Units
Grant (in shares)			874,294
2022
Units
Grant (in shares)		907,536
Vesting and partial vesting (in shares)	(41,055)
Settlement
Vesting grant in value	$ 326
2022 | First anniversary of grant date
Units
Grant (in shares)		41,055
2022 | Third anniversary of grant date
Units
Grant (in shares)		866,481
2023
Units
Grant (in shares)	769,375
2023 | First anniversary of grant date
Units
Grant (in shares)	32,599
2023 | Third anniversary of grant date
Units
Grant (in shares)	736,776